Royce ISI Prospectus | Royce International Micro-Cap Fund
Royce International Micro-Cap Fund

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares

Prospectus Dated May 1, 2017

Royce International Micro-Cap Fund

(to be renamed Royce International Discovery Fund effective February 1, 2018)

The Board of Trustees of The Royce Fund recently approved name and investment policy changes and a contractual investment advisory fee rate reduction for Royce International Micro-Cap Fund, such changes and reduction to become effective as of February 1, 2018. In addition, effective today, James J. Harvey serves as the Fund’s lead portfolio manager; Dilip P. Badlani manages the Fund with him.

The operations of the Fund will not change except as specifically described below.

ROYCE INTERNATIONAL MICRO-CAP FUND

Royce International Micro-Cap Fund will be renamed Royce International Discovery Fund effective February 1, 2018.

Fees and Expenses of the Fund
Effective February 1, 2018, the annual fund operating expense table and the expense example are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce ISI Prospectus Royce International Micro-Cap Fund Service Class	[1]
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	1.85%
Total annual Fund operating expenses	3.10%
Fee waivers and/or expense reimbursements	(1.66%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.44%
[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate and expense reimbursements.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.44% through April 30, 2019 and at or below 1.99% through April 30, 2028.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	Royce ISI Prospectus Royce International Micro-Cap Fund Service Class USD ($)
1 Year	$ 147
3 Years	571
5 Years	1,022
10 Years	$ 2,273

Principal Investment Strategy

Effective February 1, 2018, the first and second paragraphs in this section are deleted in their entirety and replaced with the following:

Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $5 billion issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce generally focuses on micro-cap companies that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets, other indicators of financial strength, business prospects, and the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion, and at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Primary Risks for Fund Investors

Effective February 1, 2018, the third paragraph in this section is deleted in its entirety and replaced with the following:

The prices of securities with stock market capitalizations up to $5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.